UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Comcast, Cl A	39,750	$2,135,767
Garmin	25,440	1,400,218
Time Warner	22,990	1,908,630
Viacom, Cl B	27,400	2,265,158
Walt Disney	16,220	1,392,974
Wyndham Worldwide	19,960	1,507,978

		10,610,725

CONSUMER STAPLES — 11.2%
Fomento Economico Mexicano ADR	16,900	1,586,741
Kimberly-Clark	12,920	1,342,000
Lorillard	26,570	1,606,954
Mead Johnson Nutrition, Cl A	18,360	1,678,838
Mondelez International, Cl A	41,800	1,504,800
PepsiCo	16,140	1,421,934

		9,141,267

ENERGY — 9.8%
CONSOL Energy	40,360	1,566,775
Enterprise Products Partners LP (A)	14,840	1,107,064
National Oilwell Varco	20,170	1,634,577
Suncor Energy	47,020	1,931,112
Tesoro	29,780	1,832,661

		8,072,189

FINANCIALS — 12.2%
BGC Partners, Cl A	162,720	1,274,097
Blackstone Group (A)	58,410	1,908,839
KKR (A)	75,280	1,725,418
LPL Financial Holdings	34,980	1,660,850
MetLife	23,900	1,257,140
Starwood Property Trust REIT	91,555	2,160,698

		9,987,042

HEALTH CARE — 14.3%
Abbott Laboratories	39,970	1,683,537
AbbVie	53,100	2,779,254
Bristol-Myers Squibb	42,570	2,154,893
Pfizer	74,460	2,137,002
Teva Pharmaceutical Industries ADR	54,600	2,921,100

		11,675,786

INDUSTRIALS — 8.9%
Ingersoll-Rand	33,110	1,946,537
Tyco International	54,330	2,344,339
United Parcel Service, Cl B	20,030	1,944,713
Watsco	11,390	1,020,202

		7,255,791

INFORMATION TECHNOLOGY — 17.6%
Analog Devices	33,100	1,642,753
Apple	38,990	3,726,274
Automatic Data Processing	19,715	1,603,027

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	68,020	$1,716,144
Jack Henry & Associates	28,520	1,664,142
Maxim Integrated Products	56,430	1,653,963
Microchip Technology	27,220	1,225,445
Oracle	29,900	1,207,661

		14,439,409

MATERIALS — 6.9%
Eastman Chemical	28,460	2,242,079
Packaging Corp of America	25,760	1,704,281
Rockwood Holdings	22,150	1,748,521

		5,694,881

TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications	41,654	2,100,195

UTILITIES — 2.0%
American Water Works	35,040	1,673,861

TOTAL COMMON STOCK (Cost $69,069,690)		80,651,146

SHORT-TERM INVESTMENT (B) — 0.3%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $205,197)	205,197	205,197

TOTAL INVESTMENTS — 98.8% (Cost $69,274,887)†		$80,856,343

Percentages are based on Net Assets of $81,840,945.
(A)	Security considered to be a Master Limited Partnership. The total value of such securities as of July 31, 2014, was $4,741,321 or 5.8% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $69,274,887, and the unrealized appreciation and depreciation were $12,600,439 and $(1,018,983), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2014
(Unaudited)

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.3%
	Shares	Value
CONSUMER DISCRETIONARY — 13.2%
Comcast, Cl A	89,475	$4,807,492
Home Depot	41,550	3,359,318
Priceline Group*	3,823	4,749,886
Starbucks	26,180	2,033,662
VF	48,970	3,000,392
Viacom, Cl B	52,880	4,371,590
Walt Disney	41,290	3,545,985

		25,868,325

CONSUMER STAPLES — 5.9%
Costco Wholesale	29,100	3,420,414
Estee Lauder, Cl A	39,270	2,884,774
Hershey	35,130	3,096,710
Mondelez International, Cl A	62,390	2,246,040

		11,647,938

ENERGY — 7.0%
Halliburton	59,640	4,114,564
National Oilwell Varco	49,380	4,001,755
Suncor Energy	77,500	3,182,925
Valero Energy	46,940	2,384,552

		13,683,796

FINANCIALS — 4.6%
American International Group	58,950	3,064,221
JPMorgan Chase	55,960	3,227,213
State Street	40,170	2,829,575

		9,121,009

HEALTH CARE — 21.6%
AbbVie	91,990	4,814,756
Actavis*	24,640	5,279,366
Cardinal Health	48,530	3,477,174
Celgene*	87,370	7,614,296
Cooper	25,500	4,102,440
Endo International*	29,710	1,992,947
Jazz Pharmaceuticals*	26,057	3,640,945
Teva Pharmaceutical Industries ADR	109,120	5,837,920
Thermo Fisher Scientific	46,740	5,678,910

		42,438,754

INDUSTRIALS — 15.9%
AMETEK	66,370	3,231,555
Caterpillar	32,200	3,244,150
CSX	107,280	3,209,818
Danaher	37,280	2,754,246
Ingersoll-Rand	63,770	3,749,039
Nielsen	56,620	2,610,748
PACCAR	31,260	1,946,560
Precision Castparts	14,235	3,256,968
Tyco International	115,020	4,963,113

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Technologies	22,735	$2,390,585

		31,356,782

INFORMATION TECHNOLOGY — 24.1%
Apple	118,328	11,308,607
EMC	108,110	3,167,623
Facebook, Cl A*	65,400	4,751,310
Google, Cl A*	7,663	4,441,091
Google, Cl C*	7,663	4,380,171
International Business Machines	13,635	2,613,421
Lam Research	30,270	2,118,900
Oracle	93,570	3,779,292
QUALCOMM	32,250	2,376,825
Salesforce.com*	80,380	4,360,615
Visa, Cl A	18,915	3,991,254

		47,289,109

MATERIALS — 6.2%
Celanese, Cl A	48,300	2,811,543
FMC	41,880	2,731,414
Monsanto	31,850	3,601,916
PPG Industries	15,590	3,092,432

		12,237,305

TELECOMMUNICATION SERVICES — 1.8%
Verizon Communications	69,830	3,520,829

TOTAL COMMON STOCK (Cost $141,038,440)		197,163,847

SHORT-TERM INVESTMENT (A) — 0.4%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $725,495)	725,495	725,495

TOTAL INVESTMENTS — 100.7% (Cost $141,763,935)†		$197,889,342

Percentages are based on Net Assets of $196,578,982.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $141,763,935, and the unrealized appreciation and depreciation were $57,049,085 and $(923,678), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2014
(Unaudited)

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014